Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2016	Jan. 01, 2016
Accounting Policies [Line Items]
Ownership percentage of voting shares of a company at or above which VIEs are consolidated	50.00%
Accounting standards update 2014-09
Accounting Policies [Line Items]
Cumulative effect of the adoption of ASU			$ 212	$ 212
Accounting standards update 2018-02
Accounting Policies [Line Items]
Cumulative effect of the adoption of ASU	$ 0
Stock options [member]
Accounting Policies [Line Items]
Vesting period	3 years
Expiration period, options	10 years
Performance shares [member]
Accounting Policies [Line Items]
Vesting period	3 years
Vesting rights	zero percent to 200 percent
EBITDA CAGR [member]
Accounting Policies [Line Items]
Vesting rights, percentage	50.00%
Free cash flow CAGR [member]
Accounting Policies [Line Items]
Vesting rights, percentage	50.00%
Minimum [member] | Restricted stock units (RSUs) [member]
Accounting Policies [Line Items]
Vesting period	2 years
Minimum [member] | Building and building improvements [member]
Accounting Policies [Line Items]
Useful life	8 years
Minimum [member] | Furniture and equipment [member]
Accounting Policies [Line Items]
Useful life	3 years
Minimum [member] | Computer equipment [member]
Accounting Policies [Line Items]
Useful life	3 years
Maximum [member] | Restricted stock units (RSUs) [member]
Accounting Policies [Line Items]
Vesting period	3 years
Maximum [member] | Building and building improvements [member]
Accounting Policies [Line Items]
Useful life	40 years
Maximum [member] | Furniture and equipment [member]
Accounting Policies [Line Items]
Useful life	8 years
Maximum [member] | Computer equipment [member]
Accounting Policies [Line Items]
Useful life	5 years
Management contracts [member] | Minimum [member]
Accounting Policies [Line Items]
Useful life, intangibles	13 years
Management contracts [member] | Maximum [member]
Accounting Policies [Line Items]
Useful life, intangibles	16 years
Management contract acquisition costs [member] | Minimum [member]
Accounting Policies [Line Items]
Useful life, intangibles	20 years
Management contract acquisition costs [member] | Maximum [member]
Accounting Policies [Line Items]
Useful life, intangibles	30 years
Franchise contracts [member] | Minimum [member]
Accounting Policies [Line Items]
Useful life, intangibles	12 years
Franchise contracts [member] | Maximum [member]
Accounting Policies [Line Items]
Useful life, intangibles	13 years
Franchise contract acquisition costs [member] | Minimum [member]
Accounting Policies [Line Items]
Useful life, intangibles	10 years
Franchise contract acquisition costs [member] | Maximum [member]
Accounting Policies [Line Items]
Useful life, intangibles	20 years
Leases [member] | Minimum [member]
Accounting Policies [Line Items]
Useful life, intangibles	12 years
Leases [member] | Maximum [member]
Accounting Policies [Line Items]
Useful life, intangibles	35 years
Hilton Honors intangible [member]
Accounting Policies [Line Items]
Useful life, intangibles	16 years
Capitalized software [member]
Accounting Policies [Line Items]
Useful life, intangibles	3 years
Accumulated other comprehensive loss | Accounting standards update 2018-02
Accounting Policies [Line Items]
Cumulative effect of the adoption of ASU	$ 16
Assets [member] | Minimum [member] | Accounting standards update 2016-02
Accounting Policies [Line Items]
Estimated effect of adoption of ASU		$ 900
Assets [member] | Maximum [member] | Accounting standards update 2016-02
Accounting Policies [Line Items]
Estimated effect of adoption of ASU		1,100
Liability [member] | Minimum [member] | Accounting standards update 2016-02
Accounting Policies [Line Items]
Estimated effect of adoption of ASU		1,200
Liability [member] | Maximum [member] | Accounting standards update 2016-02
Accounting Policies [Line Items]
Estimated effect of adoption of ASU		$ 1,400